COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2021
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees		$ 6,836
Principal Amount of Claim		776
Aggregate amount of guarantees		94,960
Restricted cash collateral		20,351
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		$ 91,107
Aggregate amount	$ 154,000